Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Amounts due from related parties, current	$ 810	$ 1,794
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Amounts due to related parties	$ 2,533	$ 3,225
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Xiaomi Group
Related party transactions
Amounts due to related parties	$ 2,377	$ 1,750
Other Related Party
Related party transactions
Amounts due to related parties	$ 156	$ 1,475